Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
15.	Supplemental Cash Flow Information

a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011
Accounts receivable and interest receivable	(9,150)	(3,317)	(808)
Pool receivables from affiliates	(1,664)	(4,741)	6,697
Due from affiliates	(3,204)	(12,177)	(253)
Prepaid expenses and other current assets	(647)	(3,147)	(1,409)
Accounts payable and accrued liabilities	2,092	2,337	(1,788)
Due to affiliates	7,731	(1,204)	(842)
Deferred revenue	(1,603)	855	(2,692)
Other	(141)	1,600	262

	(6,586)	(19,794)	(833)

b.	Cash interest paid for the year ended December 31, 2013 was $18.9 million. Cash interest paid (including interest paid by the Dropdown Predecessor) during the years ended December 31, 2012, and 2011 totalled $29.3 million and $79.1 million, respectively, including realized losses of $1.8 million and $32.9 million, respectively on the interest rate swaps agreements relating to the 2012 Acquired Business.

c.	Increases and decreases in the amount of debt allocated to Dropdown Predecessor from Teekay have been treated as non-cash transactions in the Company’s statement of cash flows. Such repayments (drawdowns) for the years ended December 31, 2012 and 2011 were $108.7 million, $(82.3) million, respectively.